Sales and marketing expenses and General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Sales and marketing expenses and General and administrative expenses [Table]
Total	$ 8,577	$ 8,139	$ 28,388	$ 20,116
Total	33,344	28,224	112,461	79,551
Sales and marketing expenses and General and administrative expenses [Line Items]
Total	8,577	8,139	28,388	20,116
Total	33,344	28,224	112,461	79,551
Salaries and Wages
Sales and marketing expenses and General and administrative expenses [Table]
Total	7,661	6,859	23,080	16,368
Total	20,109	14,268	62,739	43,683
Sales and marketing expenses and General and administrative expenses [Line Items]
Total	7,661	6,859	23,080	16,368
Total	20,109	14,268	62,739	43,683
Marketing Expenses
Sales and marketing expenses and General and administrative expenses [Table]
Total	916	1,280	5,308	3,748
Sales and marketing expenses and General and administrative expenses [Line Items]
Total	916	1,280	5,308	3,748
Third Party Services
Sales and marketing expenses and General and administrative expenses [Table]
Total	5,407	5,858	21,008	16,664
Sales and marketing expenses and General and administrative expenses [Line Items]
Total	5,407	5,858	21,008	16,664
Other Operating Expenses
Sales and marketing expenses and General and administrative expenses [Table]
Total	7,828	8,098	28,714	19,204
Sales and marketing expenses and General and administrative expenses [Line Items]
Total	$ 7,828	$ 8,098	$ 28,714	$ 19,204